Leases	3 Months Ended
Mar. 31, 2019
Leases [Abstract]
Lessee, Operating Leases [Text Block]
Note 8. Leases

The Company leases office space under agreements classified as operating leases that expire on various dates through 2023. Such leases do not require any contingent rental payments, impose any financial restrictions, or contain any residual value guarantees. Certain of the Company’s leases include renewal options and escalation clauses; renewal options have not been included in the calculation of the lease liabilities and right of use assets as the Company is not reasonably certain to exercise the options. Variable expenses generally represent the Company’s share of the landlord’s operating expenses. The Company does not act as a lessor or have any leases classified as financing leases.

At March 31, 2019, the Company had operating lease liabilities of approximately $3.8 million and right of use assets of approximately $3.6 million, which were included in the condensed consolidated balance sheet.

The following summarizes quantitative information about the Company’s operating leases (dollars in thousands):

	Bonfire	CityBase	eCivis	Questica	Total

Operating leases
Operating lease cost	$104	$156	$77	$34	$371
Variable lease cost	-	-	-	-	-
Operating lease expense	104	156	77	34	371
Short-term lease rent expense	-	-	-	-	-
Total rent expense	$104	$156	$77	$34	$371

	Bonfire	CityBase	eCivis	Questica	Total

Operating cash flows from operating leases	$103	$161	$77	$33	$374
Right-of-use assets exchanged for operating lease liabilities	$1,271	$1,541	$920	$310	$4,042
Weighted-average remaining lease term – operating leases	3.3	2.5	3.2	3.1	2.9
Weighted-average discount rate – operating leases	10.0%	10.0%	8.0%	4.8%	9.2%

As of March 31, 2019, future minimum lease payments under non-cancellable operating are as follows (in thousands):

	Bonfire	CityBase	eCivis	Questica	Total

Nine months ended December 31, 2019	$311	$489	$232	$101	$1,133
Year Ended December 31, 2020	430	661	309	75	1,475
Year Ended December 31, 2021	445	458	309	56	1,268
Year Ended December 31, 2022	229	-	128	58	415
Year Ended December 31, 2023	-	-	-	14	14
Total	1,415	1,608	978	304	4,305
Less present value discount	(215)	(191)	(117)	(27)	(550)
Operating lease liabilities	$1,200	$1,417	$861	$277	$3,755

Rent expense recognized by the Company for the period from February 19, 2019 to March 31, 2019 (Successor) was $0.4 million.